DEFERRED REVENUE	12 Months Ended
Dec. 31, 2015
DEFERRED REVENUE.
DEFERRED REVENUE

12. DEFERRED REVENUE

	As of December 31,
	2014	2015
	RMB	RMB	US$
Current:
Deferred revenue from customers	41,780	44,604	6,886
Deferred government subsidies	2,400	9,551	1,474

	44,180	54,155	8,360

Non-current:
Deferred revenue from customers	1,122	1,477	228
Deferred government subsidies	12	1,000	154

	1,134	2,477	382